UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Teleos Management, L.L.C.
           --------------------------------------------------
Address:   55 Railroad Avenue, 2nd Floor
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28- 7608
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Gressel
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     203-629-6565
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Daniel Gressel          Greenwich, Connecticut       05/__/01
       ------------------------   ------------------------------  ----------







Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)














































Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            51
                                               -------------

Form 13F Information Table Value Total:           $38,407
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.      NONE






















                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ADVANCED MARKETING SVCS INC       COM            00753T105     335     14305  SH       SOLE                  14305     0        0
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN PWR CONVERSION CORP      COM            029066107     258     20000  SH       SOLE                  20000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN PWR CONVERSION CORP      OPTIONS-CALLS  0290660DV     773     60000  SH  CALL SOLE                  60000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
AT HOME CORP                  SUB NT CV4.75% 06  045919AF4      58    100000  SH       SOLE                 100000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
AVANEX CORP                       COM            05348W109     317     30000  SH       SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION       COM            060505104     290      5300  SH       SOLE                   5300     0        0
-----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION       OPTIONS-PUTS   0605050PJ    1643     30000  SH   PUT SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
BAXTER INTL INC                   COM            071813109     245      2600  SH       SOLE                   2600     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CASH AMER INTL INC                COM            14754D100    7671   1257600  SH       SOLE                1257600     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CEC ENTMT INC                     COM            125137109     321      7230  SH       SOLE                   7230     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP                      COM            151313103     203     13900  SH       SOLE                  13900     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP            COM            165167107     885    100000  SH       SOLE                 100000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNITY HEALTH SYS INC NEWCO    COM            203668108     513     18000  SH       SOLE                  18000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
COMSTOCK RES INC                  COM            205768203     351     31200  SH       SOLE                  31200     0        0


-----------------------------------------------------------------------------------------------------------------------------------
CONEXANT SYSTEMS INC              COM            207142100     358     40000  SH       SOLE                  40000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY GROUP INC    COM            210371100     278      6300  SH       SOLE                   6300     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CONVERSE INC DEL               SUB NT CONV 7%04  212540AA6       0     10500  SH       SOLE                  10500     0        0
-----------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP NEW             COM            25179M103    1455     25000  SH       SOLE                  25000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP                  COM            30231G102     308      3800  SH       SOLE                   3800     0        0
-----------------------------------------------------------------------------------------------------------------------------------
FLUOR CORP NEW                    COM            343412102     378      8500  SH       SOLE                   8500     0        0
-----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GOLD    CL B           35671D857     155     11900  SH       SOLE                  11900     0        0
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                   COM            369604103     640     15300  SH       SOLE                  15300     0        0
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                   OPTIONS-PUTS   3696040PI     837     20000  SH   PUT SOLE                  20000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL LT TELECOMMUNICATIONS INC  COM            37934X100    2213    740000  SH       SOLE                 740000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
GSE SYS INC                       COM            36227K106     143    118800  SH       SOLE                 118800     0        0
-----------------------------------------------------------------------------------------------------------------------------------
HANGER ORTHOPEDIC GROUP INC       COM NEW        41043F208     212    142200  SH       SOLE                 142200     0        0
-----------------------------------------------------------------------------------------------------------------------------------
KOHL'S CORP                       OPTIONS-PUTS   5002550PL    1851     30000  SH   PUT SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC           COM            549463107     108     10800  SH       SOLE                  10800     0        0
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                    COM            594918104     487      8900  SH       SOLE                   8900     0        0
-----------------------------------------------------------------------------------------------------------------------------------
MIRAVANT MED TECHNOLOGIES         COM            604690107     230     28700  SH       SOLE                  28700     0        0
-----------------------------------------------------------------------------------------------------------------------------------
NETRADIO CORP                     COM            64114E108     149    340000  SH       SOLE                 340000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
NEXTEL COMMUNICATIONS INC         CL A           65332V103    1294     90000  SH       SOLE                  90000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
NOVELL INC                        COM            670006105      86     17100  SH       SOLE                  17100     0        0
-----------------------------------------------------------------------------------------------------------------------------------
OPTIBASE LTD                      COM            M7524R108     182     32700  SH       SOLE                  32700     0        0

-----------------------------------------------------------------------------------------------------------------------------------
PALM INC                          COM            696642107    1429    170000  SH       SOLE                 170000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO               COM            742718109     200      3200  SH       SOLE                   3200     0        0
-----------------------------------------------------------------------------------------------------------------------------------
PROVIDIAN FINL CORP               OPTIONS-PUTS   74406A1QJ    1472     30000  SH  PUT  SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC            COM            78387G103     303      6800  SH       SOLE                   6800     0        0
-----------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP USDI         OPTIONS-CALLS  8066050EH    1096     30000  SH  CALL SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD USD .01          OPTIONS-PUTS   8068570QL    1728     30000  SH  PUT  SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
SPANISH BROADCASTING SYS INC      CL A           846425882     239     36700  SH       SOLE                  36700     0        0
-----------------------------------------------------------------------------------------------------------------------------------
SPECTRASITE HLDINGS INC           COM            84760T100     111     25800  SH       SOLE                  25800     0        0
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP                       PCS COM SER 1  852061506    1900    100000  SH       SOLE                 100000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
STATION CASINOS INC               COM            857689103     153     11080  SH       SOLE                  11080     0        0
------------------------------------------------------------------------------------------------------------------------------------
SUNTRUST BKS INC                  OPTIONS-PUTS   8679140PM    1944     30000  SH  PUT  SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
TSECTOR SPDR TR                   SPI INT TECH   81369Y803     233      9400  SH       SOLE                   9400     0        0
-----------------------------------------------------------------------------------------------------------------------------------
TERAYON COMMUNICATION SYS         COM            880775101     274     60000  SH       SOLE                  60000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
U S HOME & GARDEN INC             COM            902939107      50     48700  SH       SOLE                  48700     0        0
------------------------------------------------------------------------------------------------------------------------------------
UNION PLANTERS CORP               COM            908068109     266      6900  SH       SOLE                   6900     0        0
-----------------------------------------------------------------------------------------------------------------------------------
UNOCAL CORP                       COM            915289102    1383     40000  SH       SOLE                  40000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS            COM            92343V104     399      8100  SH       SOLE                   8100     0        0
-----------------------------------------------------------------------------------------------------------------------------------





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